Supplemental Disclosure with Respect to Cash Flows - Disclosure of detailed information about other non-cash operating activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Gain on revaluation of derivative liabilities	$ (551)	$ 0
Gain on sale of subsidiaries	(734)	0
Loss on disposal of property and equipment	3	0
Realized loss on sale of investments	73	350
Unrealized foreign exchange gain	(366)	(2,624)
Total	$ (1,575)	$ (2,274)